3) Risk Management (Details 27) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gross of reinsurance [Member] | Non-Life and Health [member]
Statement Line Items [Line Items]
Reinsurance	R$ (33,524)	R$ (34,211)
Gross of reinsurance [Member] | Life [Member]
Statement Line Items [Line Items]
Reinsurance	(27,073)	(31,701)
Gross of reinsurance [Member] | Health [Member]
Statement Line Items [Line Items]
Reinsurance	(139,863)	(128,555)
Net of reinsurance [Member] | Non-Life and Health [member]
Statement Line Items [Line Items]
Reinsurance	(33,253)	(33,922)
Net of reinsurance [Member] | Life [Member]
Statement Line Items [Line Items]
Reinsurance	(26,967)	(31,549)
Net of reinsurance [Member] | Health [Member]
Statement Line Items [Line Items]
Reinsurance	R$ (139,863)	R$ (128,555)